Label	Element	Value
(Morgan Stanley Institutional Liquidity Funds - Advisor Class Portfolios) | (Government Portfolio)
Prospectus:	rr_ProspectusTable
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Government Portfolio (the “Fund”) seeks preservation of capital, daily liquidity and maximum current income.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
The table below describes the expenses that you may pay if you buy, hold and sell Advisor Class shares of the Fund. The Fund does not charge any sales loads or other fees when you purchase or redeem shares. You may pay fees other than the fees and expenses of the Fund, such as brokerage commissions and other fees charged by financial intermediaries, which are not reflected in the tables and examples below.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	Other Expenses have been estimated for the current fiscal year.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
The example below is intended to help you compare the cost of investing in the Fund’s  Advisor Class  with the cost of investing in other mutual funds.
The example assumes that you invest $10,000 in the Fund’s  Advisor Class for the time periods indicated and then redeem all of your shares at the end of those periods, your investment has a 5% return each year and that the Fund’s operating expenses remain the same (except that the example incorporates the fee waiver and/or expense reimbursement arrangement for only the first year). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Fund has adopted a policy to invest exclusively in obligations issued or guaranteed by the U.S. Government and its agencies and instrumentalities and in repurchase agreements collateralized by such securities in order to qualify as a “government money market fund” under federal regulations. The Fund is permitted to hold a portion of its assets in cash.
A “government money market fund” is a money market fund that invests at least 99.5% of its total assets in cash, securities issued or guaranteed by the United States or certain U.S. government agencies or instrumentalities and/or repurchase agreements that are collateralized fully by the foregoing. A “government money market fund” is exempt from requirements that permit money market funds to impose a “liquidity fee.” In selecting investments, the Adviser seeks to maintain the Fund’s share price at $1.00. The share price remaining stable at $1.00 means that the Fund would preserve the principal value of your investment.
In addition, the Fund has adopted a policy that provides, under normal circumstances, at least 80% of the Fund’s assets will be invested in obligations issued or guaranteed by the U.S. Government and its agencies and instrumentalities and in repurchase agreements collateralized by such securities. This policy may be changed without shareholder  approval; however, shareholders would be notified upon 60 days’ notice in writing of any changes.

Risk [Heading]	rr_RiskHeading	Principal Risks
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the performance of the Fund’s Institutional Class shares from year-to-year and by showing the average annual returns of the Fund’s Institutional Class shares for the one, five and 10 year periods. The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available online at www.morganstanley.com/liquidity.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the performance of the Fund’s Institutional Class shares from year-to-year and by showing the average annual returns of the Fund’s Institutional Class shares for the one, five and 10 year periods.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.morganstanley.com/liquidity
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Annual Total Returns—Calendar Years
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

High Quarter	12/31/23	1.33%
Low Quarter	12/31/20	0.01%
The year-to-date total return as of March 31, 2024 was 1.31%.
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns(for the Periods Ended December 31, 2023)
Money Market Seven Day Yield, Caption [Text]	rr_MoneyMarketSevenDayYieldCaption	You may obtain the Fund’s 7-day current yield by calling 1-888-378-1630.
Money Market Seven Day Yield Phone	rr_MoneyMarketSevenDayYieldPhone	1-888-378-1630
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	You may obtain the Fund’s 7-day current yield by calling 1-888-378-1630.
(Morgan Stanley Institutional Liquidity Funds - Advisor Class Portfolios) | (Government Portfolio) | Risk Lose Money [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock	You could lose money by investing in the Fund.
(Morgan Stanley Institutional Liquidity Funds - Advisor Class Portfolios) | (Government Portfolio) | Risk Not Insured Depository Institution [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock	An investment in the Fund is not a bank account and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
(Morgan Stanley Institutional Liquidity Funds - Advisor Class Portfolios) | (Government Portfolio) | Credit and Interest Rate Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock
•
Credit and Interest Rate Risk. Credit risk refers to the possibility that the issuer or guarantor of a security will be unable or unwilling or perceived to be unable or unwilling to make interest payments and/or repay the principal on its debt. In such instances, the value of the Fund could decline and the Fund could lose money. Interest rate risk refers to the decline in the value of a fixed-income security resulting from changes in the general level of interest rates. When the general level of interest rates goes up, the prices of most fixed-income securities go down. When the general level of interest rates goes down, the prices of most fixed-income securities go up. The Fund may face a heightened level of interest rate risk in times of monetary policy change and/or uncertainty, such as when the Federal Reserve Board adjusts a quantitative easing program and/or changes rates. A changing interest rate environment increases certain risks, including the potential for periods of volatility, increased redemptions, shortened durations (i.e., prepayment risk) and extended durations (i.e., extension risk). For example, during periods when interest rates are low, the Fund’s yield (and total return) also may be low or otherwise adversely affected or the Fund may be unable to maintain positive returns or a stable net asset value (“NAV”) of $1.00 per share. Credit ratings may not be an accurate assessment of liquidity or credit risk. Although credit ratings may not accurately reflect the true credit risk of an instrument, a change in the credit rating of an instrument or an issuer can have a rapid, adverse effect on the instrument’s liquidity and make it more difficult for the Fund to sell at an advantageous price or time.

(Morgan Stanley Institutional Liquidity Funds - Advisor Class Portfolios) | (Government Portfolio) | Fixed-Income Securities [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock
•
Fixed-Income Securities. Fixed-income securities are subject to the risk of the issuer’s inability to meet principal and interest payments on its obligations (i.e., credit risk) and are subject to price volatility resulting from, among other things, interest rate sensitivity (i.e., interest rate risk), market perception of the creditworthiness of the issuer and general market liquidity (i.e., market risk). The Fund may face a heightened level of interest rate risk in times of monetary policy change and/or uncertainty, such as when the Federal Reserve Board adjusts a quantitative easing program and/or changes rates. A changing interest rate environment increases certain risks, including the potential for periods of volatility and  increased redemptions. The Fund may be subject to certain liquidity risks that may result from the lack of an active market and the reduced number and capacity of traditional market participants to make a market in fixed-income securities.

(Morgan Stanley Institutional Liquidity Funds - Advisor Class Portfolios) | (Government Portfolio) | U.S. Government Securities [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock
•
U.S. Government Securities. Different types of U.S. government securities are subject to different levels of credit risk, including the risk of default, depending on the nature of the particular government support for that security. For example, a U.S. government-sponsored entity, such as Federal National Mortgage Association or Federal Home Loan Mortgage Corporation, although chartered or sponsored by an Act of Congress, may issue securities that are neither insured nor guaranteed by the U.S. Treasury and, therefore, are not backed by the full faith and credit of the United States. With respect to U.S. government securities that are not backed by the full faith and credit of the United States, there is the risk that the U.S. Government will not provide financial support to such U.S. government agencies, instrumentalities or sponsored enterprises if it is not obligated to do so by law.

(Morgan Stanley Institutional Liquidity Funds - Advisor Class Portfolios) | (Government Portfolio) | Repurchase Agreements [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock
•
Repurchase Agreements. Repurchase agreements are subject to risks associated with the possibility of default by the seller at a time when the collateral has declined in value, or insolvency of the seller, which may affect the Fund’s right to control the collateral and result in certain costs and delays. Repurchase agreements may involve a greater degree of credit risk than investments in U.S. government securities.

(Morgan Stanley Institutional Liquidity Funds - Advisor Class Portfolios) | (Government Portfolio) | Market and Geopolitical Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock
•
Market and Geopolitical Risk. The value of your investment in the Fund is based on the values of the Fund’s investments, which change due to economic and other events that affect markets generally, as well as those that affect particular regions, countries, industries, companies or governments. These events may be sudden and unexpected, and could adversely affect the liquidity of the Fund’s investments, which may in turn impact valuation, the Fund’s ability to sell securities and/or its ability to meet redemptions. The risks associated with these developments may be magnified if certain social, political, economic and other conditions and events (such as war, natural disasters, epidemics and pandemics, terrorism, conflicts, social unrest, recessions, inflation, interest rate changes and supply chain disruptions) adversely interrupt the global economy and financial markets. It is difficult to predict when events affecting the  U.S. or global financial markets may occur, the effects that such events may have and the duration of those effects (which may last for extended periods). These events may negatively impact broad segments of businesses and populations and have a significant and rapid negative impact on the performance of the Fund’s investments, adversely affect the Fund’s ability to maintain a stable $1.00 share price and exacerbate pre-existing risks to the Fund.

(Morgan Stanley Institutional Liquidity Funds - Advisor Class Portfolios) | (Government Portfolio) | Liquidity [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock
•
Liquidity. The Fund may make investments that are illiquid or that may become illiquid or less liquid in response to overall economic conditions or adverse investor perceptions, and which may entail greater risk than investments in other types of securities. The liquidity of portfolio securities can deteriorate rapidly due to credit events affecting issuers or guarantors, such as a credit rating downgrade, or due to general market conditions or a lack of willing buyers. An inability to sell one or more portfolio positions, or selling such positions at an unfavorable time and/or under unfavorable conditions, can adversely affect the Fund’s ability to maintain a stable $1.00 share price.

(Morgan Stanley Institutional Liquidity Funds - Advisor Class Portfolios) | (Government Portfolio) | Stable NAV Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock
•
Stable NAV Risk. The Fund may not be able to maintain a stable $1.00 share price at all times. If the Fund or another money market fund fails to maintain a stable NAV  (or if there is a perceived threat of the inability to maintain a stable NAV), the Fund could be subject to increased redemptions, which may adversely impact the Fund’s ability to maintain a stable $1.00 share price.

(Morgan Stanley Institutional Liquidity Funds - Advisor Class Portfolios) | (Government Portfolio) | Large Shareholder Transactions Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock
•
Large Shareholder Transactions Risk. The Fund may experience adverse effects when shareholders purchase or redeem large amounts of shares of the Fund, which may occur rapidly or unexpectedly. Such larger than normal shareholder redemptions may negatively impact the Fund’s NAV and liquidity.

(Morgan Stanley Institutional Liquidity Funds - Advisor Class Portfolios) | (Government Portfolio) | Money Market Fund Regulation [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock
•
Money Market Fund Regulation. In July 2023, the SEC recently adopted changes to the rules that govern money market funds. These changes have a remaining phase-in period ranging from April 2, 2024 to October 2, 2024. These changes may affect the investment strategies, performance, yield, operating expenses, and continued viability of the Fund. As of the date of this prospectus, the Adviser is evaluating the potential impact of these regulatory changes and expects to update investors in the future as the regulatory compliance deadlines approach.

(Morgan Stanley Institutional Liquidity Funds - Advisor Class Portfolios) | (Government Portfolio) | Advisor Class
Prospectus:	rr_ProspectusTable
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.15%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.06%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.21%	[2]
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.03%	[2],[3]
Total Annual Fund Operating Expenses After Expense Reimbursement	rr_NetExpensesOverAssets	0.18%	[2],[3]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 18
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	65
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	115
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 265
Annual Return 2014	rr_AnnualReturn2014	0.04%
Annual Return 2015	rr_AnnualReturn2015	0.05%
Annual Return 2016	rr_AnnualReturn2016	0.27%
Annual Return 2017	rr_AnnualReturn2017	0.77%
Annual Return 2018	rr_AnnualReturn2018	1.74%
Annual Return 2019	rr_AnnualReturn2019	2.10%
Annual Return 2020	rr_AnnualReturn2020	0.35%
Annual Return 2021	rr_AnnualReturn2021	0.03%
Annual Return 2022	rr_AnnualReturn2022	1.55%
Annual Return 2023	rr_AnnualReturn2023	5.04%
Year to Date Return, Label	rr_YearToDateReturnLabel	The year-to-date total return as of March 31, 2024 was 1.31%.
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	1.31%
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Mar. 31, 2024
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	High Quarter
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	1.33%
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec. 31, 2023
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Low Quarter
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	0.01%
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2020
Past One Year	rr_AverageAnnualReturnYear01	5.04%	[4]
Past Five Years	rr_AverageAnnualReturnYear05	1.80%	[4]
Past Ten Years	rr_AverageAnnualReturnYear10	1.18%	[4]
(Morgan Stanley Institutional Liquidity Funds - Advisor Class Portfolios) | (Treasury Portfolio)
Prospectus:	rr_ProspectusTable
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Treasury Portfolio (the “Fund”) seeks preservation of capital, daily liquidity and maximum current income.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
The table below describes the expenses that you may pay if you buy, hold and sell Advisor Class shares of the Fund. The Fund does not charge any sales loads or other fees when you purchase or redeem shares. You may pay fees other than the fees and expenses of the Fund, such as brokerage commissions and other fees charged by financial intermediaries, which are not reflected in the tables and examples below.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	Other Expenses have been estimated for the current fiscal year.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
The example below is intended to help you compare the cost of investing in the Fund’s  Advisor  Class with the cost of investing in other mutual funds.
The example assumes that you invest $10,000 in the Fund’s  Advisor Class for the time periods indicated and then redeem all of your shares at the end of those periods, your investment has a 5% return each year and that the Fund’s operating expenses remain the same (except that the example incorporates the fee waiver and/or expense reimbursement arrangement for only the first year). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Fund has adopted a policy to invest exclusively in U.S. Treasury obligations, which are backed by the full faith and credit of the United States, and repurchase agreements collateralized by such securities in order to qualify as a “government money market fund” under federal regulations. The Fund is permitted to hold a portion of its assets in cash.
A “government money market fund” is a money market fund that invests at least 99.5% of its total assets in cash, securities issued or guaranteed by the United States or certain U.S. government agencies or instrumentalities and/or repurchase agreements that are collateralized fully by the foregoing. A “government money market fund” is exempt from requirements that permit money market funds to impose a “liquidity fee”. In selecting investments, the Adviser seeks to maintain the Fund’s share price at $1.00. The share price remaining stable at $1.00 means that the Fund would preserve the principal value of your investment.
In addition, the Fund has adopted a policy that provides, under normal circumstances, at least 80% of the Fund’s assets will be invested in U.S. Treasury obligations, which are backed by the full faith and credit of the United States, and repurchase agreements collateralized by such securities. This policy may be changed without shareholder approval; however, shareholders would be notified upon 60 days’ notice in writing of any changes.

Risk [Heading]	rr_RiskHeading	Principal Risks
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the performance of the Fund’s Institutional Class shares from year-to-year and by showing the average annual returns of the Fund’s Institutional Class shares for the one, five and 10 year periods. The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available online at www.morganstanley.com/liquidity.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the performance of the Fund’s Institutional Class shares from year-to-year and by showing the average annual returns of the Fund’s Institutional Class shares for the one, five and 10 year periods.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.morganstanley.com/liquidity
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Annual Total Returns—Calendar Years
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

High Quarter	12/31/23	1.32%
Low Quarter	03/31/21	0.00%
The year-to-date total return as of March 31, 2024 was 1.30%.
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns(for the Periods Ended December 31, 2023)
Money Market Seven Day Yield, Caption [Text]	rr_MoneyMarketSevenDayYieldCaption	You may obtain the Fund’s 7-day current yield by calling 1-888-378-1630.
Money Market Seven Day Yield Phone	rr_MoneyMarketSevenDayYieldPhone	1-888-378-1630
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	You may obtain the Fund’s 7-day current yield by calling 1-888-378-1630.
(Morgan Stanley Institutional Liquidity Funds - Advisor Class Portfolios) | (Treasury Portfolio) | Risk Lose Money [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock	You could lose money by investing in the Fund.
(Morgan Stanley Institutional Liquidity Funds - Advisor Class Portfolios) | (Treasury Portfolio) | Risk Not Insured Depository Institution [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock	An investment in the Fund is not a bank account and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
(Morgan Stanley Institutional Liquidity Funds - Advisor Class Portfolios) | (Treasury Portfolio) | Credit and Interest Rate Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock
•
Credit and Interest Rate Risk. Credit risk refers to the possibility that the issuer or guarantor of a security will be unable or unwilling or perceived to be unable or unwilling to make interest payments and/or repay the principal on its debt. In such instances, the value of the Fund could decline and the Fund could lose money. Interest rate risk refers to the decline in the value of a fixed-income security resulting from changes in the general level of interest rates. When the general level of interest rates goes up, the prices of most fixed-income securities go down. When the general level of interest rates goes down, the prices of most fixed-income securities go up. The Fund may face a heightened level of interest rate risk in times of monetary policy change and/or uncertainty, such as when the Federal Reserve Board adjusts a quantitative easing program and/or changes rates. A changing interest rate environment increases certain risks, including the potential for periods of volatility, increased redemptions, shortened durations (i.e., prepayment risk) and extended durations (i.e., extension risk). For example, during periods when interest rates are low, the Fund’s yield (and total return) also may be low or otherwise adversely affected or the Fund may be unable to maintain positive returns or a stable net asset value (“NAV”) of $1.00 per share. Credit ratings may not be an accurate assessment of liquidity or credit risk. Although credit ratings may not accurately reflect the true credit risk of an instrument, a change in the credit rating of an instrument or an issuer can have a rapid, adverse effect on the instrument’s liquidity and make it more difficult for the Fund to sell at an advantageous price or time.

(Morgan Stanley Institutional Liquidity Funds - Advisor Class Portfolios) | (Treasury Portfolio) | Fixed-Income Securities [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock
•
Fixed-Income Securities. Fixed-income securities are subject to the risk of the issuer’s inability to meet principal and interest payments on its obligations (i.e., credit risk) and are subject to price volatility resulting from, among other things, interest rate sensitivity (i.e., interest rate risk), market perception of the creditworthiness of the issuer and general market liquidity (i.e., market risk). The Fund may face a heightened level of interest rate risk in times of monetary policy change and/or uncertainty, such as when the Federal Reserve Board adjusts a quantitative easing program and/or changes rates. A changing interest rate environment increases certain risks, including the potential for periods of volatility and  increased redemptions. The Fund may be subject to certain liquidity risks that may result from the lack of an active market and the reduced number and capacity of traditional market participants to make a market in fixed-income securities.

(Morgan Stanley Institutional Liquidity Funds - Advisor Class Portfolios) | (Treasury Portfolio) | U.S. Government Securities [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock
•
U.S. Government Securities. The U.S. government securities in which the Fund invests can be subject to two types of risk: credit risk and interest rate risk. When the general level of interest rates goes up, the prices of most fixed-income securities go down. When the general level of interest rates goes down, the prices of most fixed-income securities go up. While the credit risk associated with U.S. government securities generally is considered to be minimal, the interest rate risk can be substantial.

(Morgan Stanley Institutional Liquidity Funds - Advisor Class Portfolios) | (Treasury Portfolio) | Repurchase Agreements [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock
•
Repurchase Agreements. Repurchase agreements are subject to risks associated with the possibility of default by the seller at a time when the collateral has declined in value, or insolvency of the seller, which may affect the Fund’s right to control the collateral and result in certain costs and delays. Repurchase agreements may involve a greater degree of credit risk than investments in U.S. government securities.

(Morgan Stanley Institutional Liquidity Funds - Advisor Class Portfolios) | (Treasury Portfolio) | Market and Geopolitical Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock
•
Market and Geopolitical Risk. The value of your investment in the Fund is based on the values of the Fund’s investments, which change due to economic and other events that affect markets generally, as well as those that affect particular regions, countries, industries, companies or governments. These events may be sudden and unexpected, and could adversely affect the liquidity of the Fund’s investments, which may in turn impact valuation, the Fund’s ability to sell securities and/or its ability to meet redemptions. The risks associated with these developments may be magnified if certain social, political, economic and other conditions and events (such as war, natural disasters, epidemics and pandemics, terrorism, conflicts, social unrest, recessions, inflation, interest rate changes and supply chain disruptions) adversely interrupt the global economy and financial markets. It is difficult to predict when events affecting the U.S. or global financial markets may occur, the effects that such events may have and the duration of those effects (which may last for extended periods). These events may negatively impact broad segments of businesses and populations and have a significant and rapid negative impact on the performance of the Fund’s investments, adversely affect the Fund’s ability to maintain a stable $1.00 share price and exacerbate pre-existing risks to the Fund.

(Morgan Stanley Institutional Liquidity Funds - Advisor Class Portfolios) | (Treasury Portfolio) | Liquidity [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock
•
Liquidity. The Fund may make investments that are illiquid or that may become illiquid or less liquid in response to overall economic conditions or adverse investor perceptions, and which may entail greater risk than investments in other types of securities. The liquidity of portfolio securities can deteriorate rapidly due to credit events affecting issuers or guarantors, such as a credit rating downgrade, or due to general market conditions or a lack of willing buyers. An inability to sell one or more portfolio positions, or selling such positions at an unfavorable time and/or under unfavorable conditions, can adversely affect the Fund’s ability to maintain a stable $1.00 share price.

(Morgan Stanley Institutional Liquidity Funds - Advisor Class Portfolios) | (Treasury Portfolio) | Stable NAV Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock
•
Stable NAV Risk. The Fund may not be able to maintain a stable $1.00 share price at all times. If the Fund or another money market fund fails to maintain a stable NAV  (or if there is a perceived threat of the inability to maintain a stable NAV), the Fund could be subject to increased redemptions, which may adversely impact the Fund’s ability to maintain a stable $1.00 share price.

(Morgan Stanley Institutional Liquidity Funds - Advisor Class Portfolios) | (Treasury Portfolio) | Large Shareholder Transactions Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock
•
Large Shareholder Transactions Risk. The Fund may experience adverse effects when shareholders purchase or redeem large amounts of shares of the Fund, which may occur rapidly or unexpectedly. Such larger than normal shareholder redemptions may negatively impact the Fund’s NAV and liquidity.

(Morgan Stanley Institutional Liquidity Funds - Advisor Class Portfolios) | (Treasury Portfolio) | Money Market Fund Regulation [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock
•
Money Market Fund Regulation. In July 2023, the SEC recently adopted changes to the rules that govern money market funds. These changes have a remaining phase-in period ranging from April 2, 2024 to October 2, 2024. These changes may affect the investment strategies, performance, yield, operating expenses  and continued viability of the Fund. As of the date of this prospectus, the Adviser is evaluating the potential impact of these regulatory changes and expects to update investors in the future as the regulatory compliance deadlines approach.

(Morgan Stanley Institutional Liquidity Funds - Advisor Class Portfolios) | (Treasury Portfolio) | Advisor Class
Prospectus:	rr_ProspectusTable
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.15%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.06%	[5]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.21%	[6]
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.01%	[6]
Total Annual Fund Operating Expenses After Expense Reimbursement	rr_NetExpensesOverAssets	0.20%	[6]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 20
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	67
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	117
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 267
Year to Date Return, Label	rr_YearToDateReturnLabel	The year-to-date total return as of March 31, 2024 was 1.30%.
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	1.30%
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Mar. 31, 2024
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	High Quarter
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	1.32%
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec. 31, 2023
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Low Quarter
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	none
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2021
Past One Year	rr_AverageAnnualReturnYear01	4.99%	[7]
Past Five Years	rr_AverageAnnualReturnYear05	1.76%	[7]
Past Ten Years	rr_AverageAnnualReturnYear10	1.16%	[7]
(Morgan Stanley Institutional Liquidity Funds - Advisor Class Portfolios) | (Treasury Securities Portfolio)
Prospectus:	rr_ProspectusTable
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Treasury Securities Portfolio (the “Fund”) seeks preservation of capital, daily liquidity and maximum current income.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
The table below describes the expenses that you may pay if you buy, hold and sell Advisor Class shares of the Fund. The Fund does not charge any sales loads or other fees when you purchase or redeem shares. You may pay fees other than the fees and expenses of the Fund, such as brokerage commissions and other fees charged by financial intermediaries, which are not reflected in the tables and examples below.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	Other Expenses have been estimated for the current fiscal year.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
The example below is intended to help you compare the cost of investing in the Fund’s  Advisor  Class with the cost of investing in other mutual funds.
The example assumes that you invest $10,000 in the Fund’s  Advisor Class for the time periods indicated and then redeem all of your shares at the end of those periods, your investment has a 5% return each year and that the Fund’s operating expenses remain the same (except that the example incorporates the fee waiver and/or expense reimbursement arrangement for only the first year). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Fund has adopted a policy to invest exclusively in U.S. Treasury obligations, which are backed by the full faith and credit of the United States, and, accordingly, qualifies as a “government money market fund” under federal regulations. The Fund is permitted to hold a portion of its assets in cash.
A “government money market fund” is a money market fund that invests at least 99.5% of its total assets in cash, securities issued or guaranteed by the United States or certain U.S. government agencies or instrumentalities and/or repurchase agreements that are collateralized fully by the foregoing. A “government money market fund” is exempt from requirements that permit money market funds to impose a “liquidity fee.” In selecting investments, the Adviser seeks to maintain the Fund’s share price at $1.00. The share price remaining stable at $1.00 means that the Fund would preserve the principal value of your investment.
In addition, the Fund has adopted a policy that provides, under normal circumstances, at least 80% of the Fund’s assets will be invested in U.S. Treasury obligations, which are backed by the full faith and credit of the United States. This policy may be changed without shareholder approval; however, shareholders would be notified upon 60 days’ notice in writing of any changes.

Risk [Heading]	rr_RiskHeading	Principal Risks
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the performance of the Fund’s Institutional Class shares from year-to-year and by showing the average annual returns of the Fund’s Institutional Class shares for the one, five and 10 year periods. The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available online at www.morganstanley.com/liquidity.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the performance of the Fund’s Institutional Class shares from year-to-year and by showing the average annual returns of the Fund’s Institutional Class shares for the one, five and 10 year periods.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.morganstanley.com/liquidity
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Annual Total Returns—Calendar Years
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

High Quarter	12/31/23	1.32%
Low Quarter	03/31/21	0.00%
The year-to-date total return as of March 31, 2024 was 1.30%.
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns(for the Periods Ended December 31, 2023)
Money Market Seven Day Yield, Caption [Text]	rr_MoneyMarketSevenDayYieldCaption	You may obtain the Fund’s 7-day current yield by calling 1-888-378-1630.
Money Market Seven Day Yield Phone	rr_MoneyMarketSevenDayYieldPhone	1-888-378-1630
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	You may obtain the Fund’s 7-day current yield by calling 1-888-378-1630.
(Morgan Stanley Institutional Liquidity Funds - Advisor Class Portfolios) | (Treasury Securities Portfolio) | Risk Lose Money [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock	You could lose money by investing in the Fund.
(Morgan Stanley Institutional Liquidity Funds - Advisor Class Portfolios) | (Treasury Securities Portfolio) | Risk Not Insured Depository Institution [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock	An investment in the Fund is not a bank account and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
(Morgan Stanley Institutional Liquidity Funds - Advisor Class Portfolios) | (Treasury Securities Portfolio) | Credit and Interest Rate Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock
•
Credit and Interest Rate Risk. Credit risk refers to the possibility that the issuer or guarantor of a security will be unable or unwilling or perceived to be unable or unwilling to make interest payments and/or repay the principal on its debt. In such instances, the value of the Fund could decline and the Fund could lose money. Interest rate risk refers to the decline in the value of a fixed-income security resulting from changes in the general level of interest rates. When the general level of interest rates goes up, the prices of most fixed-income securities go down. When the general level of interest rates goes down, the prices of most fixed-income securities go up.  The Fund may face a heightened level of interest rate risk in times of monetary policy change and/or uncertainty, such as when the Federal Reserve Board adjusts a quantitative easing program and/or changes rates. A changing interest rate environment increases certain risks, including the potential for periods of volatility, increased redemptions, shortened durations (i.e., prepayment risk) and extended durations (i.e., extension risk). For example, during periods when interest rates are low, the Fund’s yield (and total return) also may be low or otherwise adversely affected or the Fund may be unable to maintain positive returns or a stable net asset value (“NAV”)of $1.00 per share. Credit ratings may not be an accurate assessment of liquidity or credit risk. Although credit ratings may not accurately reflect the true credit risk of an instrument, a change in the credit rating of an instrument or an issuer can have a rapid, adverse effect on the instrument’s liquidity and make it more difficult for the Fund to sell at an advantageous price or time.

(Morgan Stanley Institutional Liquidity Funds - Advisor Class Portfolios) | (Treasury Securities Portfolio) | Fixed-Income Securities [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock
•
Fixed-Income Securities. Fixed-income securities are subject to the risk of the issuer’s inability to meet principal and interest payments on its obligations (i.e., credit risk) and are subject to price volatility resulting from, among other things, interest rate sensitivity (i.e., interest rate risk), market perception of the creditworthiness of the issuer and general market liquidity (i.e., market risk). The Fund may face a heightened level of interest rate risk in times of monetary policy change and/or uncertainty, such as when the Federal Reserve Board adjusts a quantitative easing program and/or changes rates. A changing interest rate environment increases certain risks, including the potential for periods of volatility and increased redemptions. The Fund may be subject to certain liquidity risks that may result from the lack of an active market and the reduced number and capacity of traditional market participants to make a market in fixed-income securities.

(Morgan Stanley Institutional Liquidity Funds - Advisor Class Portfolios) | (Treasury Securities Portfolio) | U.S. Government Securities [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock
•
U.S. Government Securities. The U.S. government securities in which the Fund invests can be subject to two types of risk: credit risk and interest rate risk. When the general level of interest rates goes up, the prices of most fixed-income securities go down. When the general level of interest rates goes down, the prices of most fixed-income securities go up. While the credit risk associated with these U.S. government securities generally is considered to be minimal, the interest rate risk can be substantial.

(Morgan Stanley Institutional Liquidity Funds - Advisor Class Portfolios) | (Treasury Securities Portfolio) | Market and Geopolitical Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock
•
Market and Geopolitical Risk. The value of your investment in the Fund is based on the values of the Fund’s investments, which change due to economic and other events that affect markets generally, as well as those that affect particular regions, countries, industries, companies or governments. These events may be sudden and unexpected, and could adversely affect the liquidity of the Fund’s investments, which may in turn impact valuation, the Fund’s ability to sell securities and/or its ability to meet redemptions. The risks associated with these developments may be magnified if certain social, political, economic and other conditions and events (such as war, natural disasters, epidemics and pandemics, terrorism, conflicts, social unrest, recessions, inflation, interest rate changes and supply chain disruptions) adversely interrupt the global economy and financial markets. It is difficult to predict when events affecting the U.S. or global financial markets may occur, the effects that such events may have and the duration of those effects (which may last for extended periods). These events may negatively impact broad segments of businesses and populations and have a significant and rapid negative impact on the performance of the Fund’s investments, adversely affect the Fund’s ability to maintain a stable $1.00 share price and exacerbate pre-existing risks to the Fund.

(Morgan Stanley Institutional Liquidity Funds - Advisor Class Portfolios) | (Treasury Securities Portfolio) | Liquidity [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock
•
Liquidity. The Fund may make investments that are illiquid or that may become illiquid or less liquid in response to overall economic conditions or adverse investor perceptions, and which may entail greater risk than investments in other types of securities. The liquidity of portfolio securities can deteriorate rapidly due to credit events affecting issuers or guarantors, such as a credit rating downgrade, or due to general market conditions or a lack of willing buyers. An inability to sell one or more portfolio positions, or selling such positions at an unfavorable time and/or under unfavorable conditions, can adversely affect the Fund’s ability to maintain a stable $1.00 share price.

(Morgan Stanley Institutional Liquidity Funds - Advisor Class Portfolios) | (Treasury Securities Portfolio) | Stable NAV Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock
•
Stable NAV Risk. The Fund may not be able to maintain a stable $1.00 share price at all times. If the Fund or another money market fund fails to maintain a stable NAV  (or if there is a perceived threat of the inability to maintain a stable NAV), the Fund could be subject to increased redemptions, which may adversely impact the Fund’s ability to maintain a stable $1.00 share price.

(Morgan Stanley Institutional Liquidity Funds - Advisor Class Portfolios) | (Treasury Securities Portfolio) | Large Shareholder Transactions Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock
•
Large Shareholder Transactions Risk. The Fund may experience adverse effects when shareholders purchase or redeem large amounts of shares of the Fund, which may occur rapidly or unexpectedly. Such larger than normal shareholder redemptions may negatively impact the Fund’s NAV and liquidity.

(Morgan Stanley Institutional Liquidity Funds - Advisor Class Portfolios) | (Treasury Securities Portfolio) | Money Market Fund Regulation [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock
•
Money Market Fund Regulation. In July 2023, the SEC recently adopted changes to the rules that govern money market funds. These changes have a remaining phase-in period ranging from April 2, 2024 to October 2, 2024. These changes may affect the investment strategies, performance, yield, operating expenses  and continued viability of the Fund. As of the date of this prospectus, the Adviser is evaluating the potential impact of these regulatory changes and expects to update investors in the future as the regulatory compliance deadlines approach.

(Morgan Stanley Institutional Liquidity Funds - Advisor Class Portfolios) | (Treasury Securities Portfolio) | Advisor Class
Prospectus:	rr_ProspectusTable
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.15%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.06%	[8]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.21%	[9]
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.01%	[9]
Total Annual Fund Operating Expenses After Expense Reimbursement	rr_NetExpensesOverAssets	0.20%	[9]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 20
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	67
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	117
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 267
Annual Return 2014	rr_AnnualReturn2014	0.01%
Annual Return 2015	rr_AnnualReturn2015	0.01%
Annual Return 2016	rr_AnnualReturn2016	0.19%
Annual Return 2017	rr_AnnualReturn2017	0.72%
Annual Return 2018	rr_AnnualReturn2018	1.69%
Annual Return 2019	rr_AnnualReturn2019	2.02%
Annual Return 2020	rr_AnnualReturn2020	0.35%
Annual Return 2021	rr_AnnualReturn2021	0.01%
Annual Return 2022	rr_AnnualReturn2022	1.42%
Annual Return 2023	rr_AnnualReturn2023	4.92%
Year to Date Return, Label	rr_YearToDateReturnLabel	The year-to-date total return as of March 31, 2024 was 1.30%.
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	1.30%
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Mar. 31, 2024
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	High Quarter
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	1.32%
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec. 31, 2023
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Low Quarter
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	none
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2021
Past One Year	rr_AverageAnnualReturnYear01	4.92%	[10]
Past Five Years	rr_AverageAnnualReturnYear05	1.73%	[10]
Past Ten Years	rr_AverageAnnualReturnYear10	1.12%	[10]

[1]
1	Other Expenses have been estimated for the current fiscal year.

[2]
2	The Fund’s “Adviser” and “Administrator,” Morgan Stanley Investment Management Inc., has agreed to reduce its advisory fee, its administration fee and/ or reimburse the Fund’s Advisor Class so that Total Annual Fund Operating Expenses, excluding acquired fund fees and expenses (as applicable), certain investment related expenses, taxes, interest and other extraordinary expenses (including litigation), will not exceed 0.18%. The fee waivers and/or expense reimbursements will continue for at least one year from the date of this Prospectus or until such time as the Board of Trustees of Morgan Stanley Institutional Liquidity Funds (the “Trust”) acts to discontinue all or a portion of such waivers and/or reimbursements when it deems such action is appropriate.

[3]
3	Fee Waiver and/or Expense Reimbursement and Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement have been restated to reflect the current expense limitation arrangement for Advisor Class shares.

[4]
1	Institutional Class shares are not offered in this Prospectus. Advisor Class shares of the Fund had not completed a full calendar year of operations as of December 31, 2023 and therefore Advisor Class shares do not have annualized return information to report. Advisor Class shares would have substantially similar annual returns because the shares are invested in the same portfolio of securities and the annual returns would differ only to the extent that the Classes do not have the same expenses. Return information for the Fund’s Advisor Class shares will be shown in future prospectuses offering the Fund’s Advisor Class shares after the Fund’s Advisor Class shares have a full calendar year of return information to report.

[5]
1	Other Expenses have been estimated for the current fiscal year.

[6]
2	The Fund’s “Adviser” and “Administrator,” Morgan Stanley Investment Management Inc., has agreed to reduce its advisory fee, its administration fee and/or reimburse the Fund’s Advisor Class so that Total Annual Fund Operating Expenses, excluding acquired fund fees and expenses (as applicable), certain investment related expenses, taxes, interest and other extraordinary expenses (including litigation), will not exceed 0.20%. The fee waivers and/or expense reimbursements will continue for at least one year from the date of this Prospectus or until such time as the Board of Trustees of Morgan Stanley Institutional Liquidity Funds (the “Trust”) acts to discontinue all or a portion of such waivers and/or reimbursements when it deems such action is appropriate.

[7]
1	Institutional Class shares are not offered in this Prospectus. Advisor Class shares of the Fund had not completed a full calendar year of operations as of December 31, 2023 and therefore Advisor Class shares do not have annualized return information to report. Advisor Class shares would have substantially similar annual returns because the shares are invested in the same portfolio of securities and the annual returns would differ only to the extent that the Classes do not have the same expenses. Return information for the Fund’s Advisor Class shares will be shown in future prospectuses offering the Fund’s Advisor Class shares after the Fund’s Advisor Class shares have a full calendar year of return information to report.

[8]
1	Other Expenses have been estimated for the current fiscal year.

[9]
2	The Fund’s “Adviser” and “Administrator,” Morgan Stanley Investment Management Inc., has agreed to reduce its advisory fee, its administration fee and/or reimburse the Fund’s Advisor Class so that Total Annual Fund Operating Expenses, excluding acquired fund fees and expenses (as applicable), certain investment related expenses, taxes, interest and other extraordinary expenses (including litigation), will not exceed 0.20%. The fee waivers and/or expense reimbursements will continue for at least one year from the date of this Prospectus or until such time as the Board of Trustees of Morgan Stanley Institutional Liquidity Funds (the “Trust”) acts to discontinue all or a portion of such waivers and/or reimbursements when it deems such action is appropriate.

[10]
1	Institutional Class shares are not offered in this Prospectus. Advisor Class shares of the Fund had not completed a full calendar year of operations as of December 31, 2023 and therefore Advisor Class shares do not have annualized return information to report. Advisor Class shares would have substantially similar annual returns because the shares are invested in the same portfolio of securities and the annual returns would differ only to the extent that the Classes do not have the same expenses. Return information for the Fund’s Advisor Class shares will be shown in future prospectuses offering the Fund’s Advisor Class shares after the Fund’s Advisor Class shares have a full calendar year of return information to report.